Restricted net assets	12 Months Ended
Dec. 31, 2013
Restricted net assets
Restricted net assets

12. Restricted net assets

        Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries and the VIEs of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to $2,009,740 as of December 31, 2013. In addition, due to restrictions on the distribution of registered capital from the Company's PRC subsidiaries, the PRC subsidiaries' registered capital of $24,906,325 as of December 31, 2013, were considered restricted. As a result of these PRC laws and regulations, as of December 31, 2013, approximately $26,916,065, were not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

        Relevant PRC laws and regulations restrict the WFOE and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $26,916,065, of which $7,756,591 was attributed to the paid in capital and statutory reserves of the VIEs and $19,159,474 was attributed to the paid in capital and statutory reserves of the WFOE, as of December 31 2013, respectively. The WFOE's accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.